Contract Liabilities - Schedule of Amounts Related to Contract Liabilities (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Amounts Related to Contract Liabilities [Line Items]
Contract liabilities	$ 30,598	$ 25,924	$ 232,545
Patient services paid but not provided - NCFM [Member]
Schedule of Amounts Related to Contract Liabilities [Line Items]
Contract liabilities		20,212	86,201
Patient services paid but not provided - BTG [Member]
Schedule of Amounts Related to Contract Liabilities [Line Items]
Contract liabilities			111,877
Patient services paid but not provided - CCN [Member]
Schedule of Amounts Related to Contract Liabilities [Line Items]
Contract liabilities		3,278	32,743
Unshipped products - MOD [Member]
Schedule of Amounts Related to Contract Liabilities [Line Items]
Contract liabilities		$ 2,434	$ 1,724